UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2000

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York   October 31, 2000

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	35

Form 13F Information Table Value Total:	$335,688,000


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alleghany                      COM              017175100     6529    33310 SH       SOLE                    33310
American Intl Group            COM              026874107     5344    55853 SH       SOLE                    55853
Assoc. First Cap               COM              046008108      410    10800 SH       SOLE                    10800
Baker Hughes                   COM              057224107    14007   377300 SH       SOLE                   377300
Berkley W R Corp               COM              084423102     4620   133678 SH       SOLE                   133678
Citigroup                      COM              172967101    18977   351012 SH       SOLE                   351012
Comcast Cl A Special           COM              200300200    10984   268320 SH       SOLE                   268320
Continental Airlines Class B   COM              210795308      795    17500 SH       SOLE                    17500
Duke Energy                    COM              264399106     1862    21711 SH       SOLE                    21711
EMC Corp                       COM              268648102     7516    75827 SH       SOLE                    75827
Emerson Electric               COM              291011104      268     4000 SH       SOLE                     4000
Equity Office Properties       COM              294741103    13254   426700 SH       SOLE                   426700
Equity Residential Property    COM              29476L107    18554   386550 SH       SOLE                   386550
Exxon Mobil                    COM              30231G102      401     4500 SH       SOLE                     4500
Family Dollar Stores           COM              307000109     2443   126900 SH       SOLE                   126900
Federal National Mortgage      COM              313586109      343     4800 SH       SOLE                     4800
Fidelity National Financial    COM              316326107     8927   360693 SH       SOLE                   360693
Flanders Corp                  COM              338494107      216    94900 SH       SOLE                    94900
Gemstar TV Guide Int'l Inc.    COM              G3788V106     9169   105166 SH       SOLE                   105166
Hyperion Solutions Corp        COM              44914M104     5436   210074 SH       SOLE                   210074
Liberty Media Class A / AT&T C COM              001957208    11532   640694 SH       SOLE                   640694
Mapics, Inc.                   COM              564910107       82    12100 SH       SOLE                    12100
NTL Incorporated               COM              459216107     4759   102757 SH       SOLE                   102757
Nabors Industries              COM              629568106    12487   238300 SH       SOLE                   238300
National Instruments           COM              636518102    17235   390600 SH       SOLE                   390600
Newfield Exploration           COM              651290108    18488   396000 SH       SOLE                   396000
Noble Affiliates Inc.          COM              654894104    25171   678000 SH       SOLE                   678000
Oxford Health                  COM              691471106    11704   380800 SH       SOLE                   380800
Progressive Corp.              COM              743315103    20395   249100 SH       SOLE                   249100
Prosoft Training.com           COM              9307375        650    45606 SH       SOLE                    45606
Rogers Wireless Communications COM              775315104    13052   429700 SH       SOLE                   429700
Synopsys                       COM              871607107    20790   548900 SH       SOLE                   548900
UnitedHealth Group Inc.        COM              91324P102    24391   247000 SH       SOLE                   247000
Waste Management Inc.          COM              94106L109    22385  1283700 SH       SOLE                  1283700
White Mountains Insurance Grou COM              964126106     2510     9200 SH       SOLE                     9200